Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson AAA CLO ETF
(each a “Fund” and collectively, the “Funds”)
Supplement dated August 12, 2022 (“Effective Date”)
to Currently Effective Funds’ Prospectuses
As of the Effective Date, the Funds’ Prospectuses are supplemented as indicated below:
1.
For the Janus Henderson AAA CLO ETF, footnote one to the annual fund operating expenses table stating “Other Expenses are based on the estimated expenses that the Fund expects to incur.” is hereby removed in its entirety and the following information replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” in its entirety:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.26%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Please retain this Supplement with your records.

Janus Henderson AAA CLO ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson AAA CLO ETF
(each a “Fund” and collectively, the “Funds”)
Supplement dated August 12, 2022 (“Effective Date”)
to Currently Effective Funds’ Prospectuses
As of the Effective Date, the Funds’ Prospectuses are supplemented as indicated below:
1.
For the Janus Henderson AAA CLO ETF, footnote one to the annual fund operating expenses table stating “Other Expenses are based on the estimated expenses that the Fund expects to incur.” is hereby removed in its entirety and the following information replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” in its entirety:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.26%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Please retain this Supplement with your records.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Janus Henderson AAA CLO ETF | Janus Henderson AAA CLO ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of gross expenses included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.